Summary of significant accounting policies (Details 3) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥) segment item lease	Dec. 31, 2022 USD ($) segment item lease	Dec. 31, 2021 CNY (¥) item segment lease	Dec. 31, 2020 CNY (¥) item lease segment	Dec. 31, 2022 USD ($)
Revenue
Liabilities for return allowances	¥ 743		¥ 618
Net revenues	1,046,236	$ 151,690	951,592	¥ 745,802
Accounts receivable, net of allowance for doubtful accounts	20,576		11,900		$ 2,983
Unearned revenue	33,325		¥ 29,184
Unearned revenue recognized	¥ 22,103
Revenue, Practical Expedient	true	true
Customer incentives and loyalty programs
Types of discounted coupons | item	2	2	2	2
Fulfillment
Fulfillment	¥ 63,011	$ 9,136	¥ 59,055	¥ 48,700
Marketing
Advertising costs	¥ 29,898		¥ 32,704	¥ 23,088
Leases
Number of finance leases | lease	0	0	0	0
Segment reporting
Number of major business segments | segment	4	4	3	2
Statutory reserves
Appropriations of statutory reserves	¥ 1,887		¥ 53	¥ 74
Appropriations to other reserve funds	¥ 0		0	0
PRC | General reserve fund | Foreign invested enterprise
Statutory reserves
Minimum portion of after tax profit to be allocated to general reserve under PRC law (as a percentage)	10.00%	10.00%
Maximum percentage of statutory general reserve related to entity's registered capital	50.00%	50.00%
PRC | Statutory surplus reserve | Domestic enterprise
Statutory reserves
Minimum portion of after tax profit to be allocated to statutory surplus under PRC law (as a percentage)	10.00%	10.00%
Maximum percentage of statutory surplus reserve related to entity's registered capital	50.00%	50.00%
Electronics and home appliance products
Revenue
Net revenues	¥ 515,945		492,592	400,927
General merchandise products
Revenue
Net revenues	349,117		323,063	250,952
Shipping
Fulfillment
Fulfillment	28,958		27,786	23,088
Online marketplace and marketing services
Revenue
Net revenues	81,970		72,118	53,473
Logistics and other services
Revenue
Net revenues	99,204		63,819	¥ 40,450
Accrued expenses and other current liabilities
Revenue
Liabilities for return allowances	743		618
Prepayments and other current assets
Revenue
Rights to recover products from customers	¥ 785		¥ 660